Earnings (Losses) Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
DisclosureEquityLineItems [Line Items]
Profit (loss), attributable to owners of parent	$ 11,010	$ 8,121	$ 19,615	$ 8,301
Weighted average number of outstanding shares	13,044,201,261	13,044,201,261	13,044,201,261	13,044,201,261
Basic and diluted earnings per share in U.S. dollars	$ 0.84	$ 0.62	$ 1.50	$ 0.64
Basic and diluted earnings per ADS equivalent in U.S. dollars	$ 1.68	$ 1.24	$ 3.00	$ 1.28
Ordinary shares [member]
DisclosureEquityLineItems [Line Items]
Profit (loss), attributable to owners of parent	$ 6,282	$ 4,633	$ 11,191	$ 4,736
Weighted average number of outstanding shares	7,442,231,382	7,442,231,382	7,442,231,382	7,442,231,382
Basic and diluted earnings per share in U.S. dollars	$ 0.84	$ 0.62	$ 1.50	$ 0.64
Basic and diluted earnings per ADS equivalent in U.S. dollars	$ 1.68	$ 1.24	$ 3.00	$ 1.28
Preference shares [member]
DisclosureEquityLineItems [Line Items]
Profit (loss), attributable to owners of parent	$ 4,728	$ 3,488	$ 8,424	$ 3,565
Weighted average number of outstanding shares	5,601,969,879	5,601,969,879	5,601,969,879	5,601,969,879
Basic and diluted earnings per share in U.S. dollars	$ 0.84	$ 0.62	$ 1.50	$ 0.64
Basic and diluted earnings per ADS equivalent in U.S. dollars	$ 1.68	$ 1.24	$ 3.00	$ 1.28